23. REGULATORY CHARGES	12 Months Ended
Dec. 31, 2020
Net movement in regulatory deferral account balances related to profit or loss [abstract]
REGULATORY CHARGES
23.	REGULATORY CHARGES
	2020	2019
Liabilities
Global Reversion Reserve (RGR)	28	31
Energy Development Account (CDE)	64	58
Grantor inspection fee – ANEEL	3	3
Energy Efficiency Program	265	255
Research and development (R&D)	225	199
Energy System Expansion Research	4	3
National Scientific and Technological Development Fund	8	6
Proinfa – Alternative Energy Program	7	8
Royalties for use of water resources	13	10
Emergency capacity charge	26	26
Customer charges – Tariff flags	90	—
Others	4	5
	737	604

Current liabilities	446	457
Non-current liabilities	291	147